Retirement benefits obligations (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit plans
Percentage of contributions by employee	46.00%
Percentage of contributions by employer	54.00%
Defined benefit obligation	SFr (9,276,675)	SFr (9,406,967)
Fair value of plan assets	7,995,150	7,714,430
Funded status	(1,281,525)	(1,692,537)
Current service cost	(325,144)	(315,727)	SFr (286,515)
Past service cost	219,104	102,764
Interest cost	(23,742)	(21,799)	(81,829)
Interest income	15,429	14,203	72,097
Company pension amount	SFr (114,353)	SFr (220,559)	SFr (296,247)
Swiss Life
Defined benefit plans
Percentage of capital and interest guarantee	100.00%